SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2020 Sit Small Cap Dividend Growth Fund Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 92.7%
Commercial Services - 5.3%
Booz Allen Hamilton Holding Corp.	3,200	219,648
Brink’s Co.	3,400	176,970
Colliers International Group, Inc.	2,350	112,823
Deluxe Corp.	2,700	70,011
Herman Miller, Inc.	4,900	108,780

		688,232

Communications - 1.4%
Shenandoah Telecommunications Co.	3,800	187,150

Consumer Durables - 3.7%
Acushnet Holdings Corp.	5,500	141,460
BRP, Inc.	3,275	53,677
MDC Holdings, Inc.	3,750	87,000
National Presto Industries, Inc.	750	53,108
Thor Industries, Inc.	2,300	97,014
YETI Holdings, Inc. *	2,700	52,704

		484,963

Consumer Non-Durables - 0.4%
Sensient Technologies Corp.	1,250	54,388

Consumer Services - 9.7%
Chegg, Inc. *	8,825	315,758
Dunkin’ Brands Group, Inc.	2,625	139,387
Nexstar Media Group, Inc.	2,850	164,530
Service Corp. International	4,600	179,906
Strategic Education, Inc.	2,290	320,050
Vail Resorts, Inc.	925	136,632

		1,256,263

Electronic Technology - 9.7%
Cabot Microelectronics Corp.	2,700	308,178
MKS Instruments, Inc.	4,600	374,670
Monolithic Power Systems, Inc.	2,575	431,210
Power Integrations, Inc.	1,700	150,161

		1,264,219

Energy Minerals - 0.3%
Delek US Holdings, Inc.	2,300	36,248

Finance - 24.7%
American Equity Investment Life Holding Co.	5,250	98,700
Axis Capital Holdings, Ltd.	6,300	243,495
Carlyle Group, Inc.	8,075	174,824
CNO Financial Group, Inc.	10,500	130,095
CubeSmart	5,250	140,647
Donegal Group, Inc.	9,500	144,400
Essential Properties Realty Trust, Inc.	7,700	100,562
Evercore Partners, Inc.	2,800	128,968
Hanover Insurance Group, Inc.	1,275	115,490
HCI Group, Inc.	4,950	199,238
Hercules Capital, Inc.	13,100	100,084

Name of Issuer	Quantity	Fair Value ($)

Legg Mason, Inc.	4,800	234,480
Macquarie Infrastructure Corp.	4,150	104,788
Old National Bancorp	9,550	125,964
People’s United Financial, Inc.	16,325	180,391
Physicians Realty Trust	13,300	185,402
Piper Sandler Cos	2,875	145,389
QTS Realty Trust, Inc.	4,350	252,344
Selective Insurance Group, Inc.	1,050	52,185
Stifel Financial Corp.	4,000	165,120
STORE Capital Corp.	3,375	61,155
Wintrust Financial Corp.	4,000	131,440

		3,215,161

Health Services - 2.1%
Encompass Health Corp.	4,200	268,926

Health Technology - 4.5%
AtriCure, Inc. *	5,700	191,463
Atrion Corp.	90	58,500
iRhythm Technologies, Inc. *	1,200	97,620
STERIS, PLC	1,100	153,967
Wright Medical Group NV *	2,850	81,652

		583,202

Industrial Services - 2.7%
EMCOR Group, Inc.	2,000	122,640
KBR, Inc.	10,775	222,827

		345,467

Non-Energy Minerals - 1.2%
Commercial Metals Co.	3,950	62,370
PotlatchDeltic Corp.	2,810	88,206

		150,576

Process Industries - 4.0%
Domtar Corp.	3,575	77,363
Huntsman Corp.	4,650	67,100
Neenah, Inc.	1,550	66,852
Scotts Miracle-Gro Co.	3,025	309,760

		521,075

Producer Manufacturing - 11.5%
Apogee Enterprises, Inc.	3,925	81,718
Applied Industrial Technologies, Inc.	1,950	89,154
Carlisle Cos, Inc.	1,300	162,864
Crane Co.	2,675	131,556
H&E Equipment Services, Inc.	7,500	110,100
Hubbell, Inc.	2,100	240,954
Lincoln Electric Holdings, Inc.	1,525	105,225
MSA Safety, Inc.	2,000	202,400
Oshkosh Corp.	2,400	154,392
Rexnord Corp.	2,525	57,242
Watsco, Inc.	1,050	165,932

		1,501,537

MARCH 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2020 Sit Small Cap Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Retail Trade - 1.0%
Casey’s General Stores, Inc.	1,025	135,802

Technology Services - 4.0%
Globant SA *	1,800	158,184
ManTech International Corp.	1,800	130,806
Science Applications International Corp.	3,075	229,487

		518,477

Transportation - 2.9%
Alaska Air Group, Inc.	3,825	108,898
Knight-Swift Transportation Holdings, Inc.	3,425	112,340
Marten Transport, Ltd.	7,900	162,108

		383,346

Name of Issuer	Quantity	Fair Value ($)

Utilities - 3.6%
Black Hills Corp.	2,000	128,060
Covanta Holding Corp.	13,400	114,570
New Jersey Resources Corp.	3,775	128,237
Spire, Inc.	1,375	102,410

		473,277

Total Common Stocks (cost: $12,906,059)		12,068,309

Investment Companies - 0.2%
Tortoise Energy Infrastructure Corp.	11,425	29,248

(cost: $283,566)
Short-Term Securities - 7.6%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.30%	989,235	989,235

(cost: $989,235)
Total Investments in Securities - 100.5% (cost: $14,178,860)		13,086,792
Other Assets and Liabilities, net - (0.5%)		(59,318)

Total Net Assets - 100.0%		$13,027,474

*	Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2020 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	12,068,309	—	—	12,068,309
Investment Companies	29,248	—	—	29,248
Short-Term Securities	989,235	—	—	989,235
Total:	13,086,792	—	—	13,086,792

**  For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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